ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2022	2021
Trade payables	$5,612	$2,990
Accrued liabilities	8,954	5,918
Tax liabilities(1)	5,740	98
Payroll related liabilities	728	134
Share unit accrued liabilities	2,382	1,245
Accounts payable and accrued liabilities	$23,416	$10,385

(1) During 2022, the Company had its first revenue from operations and determined that it was appropriate to record certain tax liabilities as their likelihood of being realized had increased. The majority of tax liabilities is accrued withholding tax on interest charged on intercompany loan balances.